RELATED PARTY TRANSACTIONS - Spin-off related transactions (Details) - USD ($) $ in Millions				12 Months Ended
	Jun. 24, 2021	Jun. 18, 2021	Apr. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Borrowings from related parties				$ 960	$ 0	$ 0
Cash repayments of advances and loans from related parties				582	0	0
Due from related party				10	0
Issuance of equity				$ 1,410	$ 13	$ 5
Spin-off related transactions | Other related party | Class C Non-Voting Shares
Disclosure of transactions between related parties [line items]
Issuance of equity	$ 151
Number of shares	3,582,510
Spin-off related transactions | Other related party | BAH
Disclosure of transactions between related parties [line items]
Declared and executed return of capital		$ 5
Spin-off related transactions | Other related party | BAH
Disclosure of transactions between related parties [line items]
Total value of consideration provided	$ 111
Excluding related party amounts	110
Spin-off related transactions | Other related party | BRILP
Disclosure of transactions between related parties [line items]
Excluding related party amounts	43
Cash transferred	$ 40
Spin-off related transactions | Other related party | BUSHI
Disclosure of transactions between related parties [line items]
Borrowings from related parties			$ 10
Spin-off related transactions | Other related party | Burgundy | AEL | NER SPC
Disclosure of transactions between related parties [line items]
Number of shares sold		9,100,000
Total value of consideration provided		$ 291
Spin-off related transactions | Other related party | BAH | NER SPC | BAM RE Holdings
Disclosure of transactions between related parties [line items]
Total value of consideration provided		5
Historical carrying value		5
Spin-off related transactions | Other related party | BIHI
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties		25
Due from related party		25
Spin-off related transactions | Other related party | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Borrowings from related parties		$ 30